OTHER EXPENSE/(INCOME) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Loss/(gain) on disposal of assets	$ 165	$ (305)
Gain on reduction of asset retirement obligations	(179)	(3,080)
Corporate office relocation costs	7,221	0
Other expense/(income)	4,358	(218)
Other operating income (expense)	$ 11,565	$ (3,603)